PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries	12 Months Ended
Dec. 31, 2020
Lloyds Bank plc | Banking and financial services
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/ incorporation	England
Percentage of equity share capital and voting rights held (in percent)	100.00%
Scottish Widows Limited | Life assurance
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/ incorporation	England
Percentage of equity share capital and voting rights held (in percent)	100.00%
HBOS plc | Holding company
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/ incorporation	Scotland
Percentage of equity share capital and voting rights held (in percent)	100.00%
Bank of Scotland plc | Banking and financial services
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/ incorporation	Scotland
Percentage of equity share capital and voting rights held (in percent)	100.00%
Lloyds Bank Corporate Markets plc | Banking and financial services
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/ incorporation	England
Percentage of equity share capital and voting rights held (in percent)	100.00%